CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
BALANCE at Dec. 31, 2009	$ 95	$ 55,070	$ 53,116	$ (1,078)	$ 107,203
BALANCE (in shares) at Dec. 31, 2009		5,506,993
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			7,259		7,259
Other comprehensive income				(1,485)	(1,485)
Repurchase of common stock		(770)	(1,796)		(2,566)
Repurchase of common stock (in shares)		(76,993)
Cash dividends declared, $0.705 per share for 2010, $0.37 per share for 2011 & 2012 respectively			(4,039)		(4,039)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2010	95	54,300	54,524	(2,563)	106,356
BALANCE (in shares) at Dec. 31, 2010		5,430,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			7,012		7,012
Other comprehensive income				5,771	5,771
Repurchase of common stock		(1,000)	(2,011)		(3,011)
Repurchase of common stock (in shares)		(100,000)
Cash dividends declared, $0.705 per share for 2010, $0.37 per share for 2011 & 2012 respectively			(3,963)		(3,963)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2011	95	53,300	55,546	3,208	112,149
BALANCE (in shares) at Dec. 31, 2011		5,330,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income before dividends on preferred stock of subsidiary			7,624		7,624
Other comprehensive income				2,122	2,122
Repurchase of common stock		(1,500)	(1,900)		(3,400)
Repurchase of common stock (in shares)		(150,000)
Cash dividends declared, $0.705 per share for 2010, $0.37 per share for 2011 & 2012 respectively			(3,888)		(3,888)
Cash dividends - preferred stock of subsidiary			(16)		(16)
BALANCE at Dec. 31, 2012	$ 95	$ 51,800	$ 57,366	$ 5,330	$ 114,591
BALANCE (in shares) at Dec. 31, 2012		5,180,000